Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 4,074	€ 3,402	[1]	€ 6,861	€ 6,889
Assets held for sale	432	88,664	[1]
Investments	266,382	254,759
Investments in joint ventures	1,430	1,430	[1]	1,715	1,715
Investments in associates	2,906	165	[1]	1,289	1,289
Reinsurance contract assets	16,608	16,939	[1]	21,322	€ 3,518
Insurance contract assets	185	36	[1]	110
Deferred expenses	447	452	[1]	428
Other assets	9,118	14,864
Assets	301,581	380,711	[1]	459,560
Liabilities
Reinsurance contract liabilities	608	270	[1]	471
Insurance contract liabilities	177,446	176,120	[1]	290,066
Liabilities held for sale / disposal groups	389	84,183	[1]
Other liabilities	16,723	22,922
Total liabilities	292,026	369,777	[1]	€ 445,983
With Discretionary Participating Features [member]
Liabilities
Investment contracts	21,594	21,055
Without Discretionary Participating Features [member]
Liabilities
Investment contracts	75,266	65,227
Americas [member]
Assets
Cash and cash equivalents	1,042	1,097
Investments	161,715	160,624
Reinsurance contract assets	16,563	16,520
Insurance contract assets	181	36
Deferred expenses	428	432
Other assets	6,486	9,652
Assets	186,415	188,362
Liabilities
Reinsurance contract liabilities	396	62
Insurance contract liabilities	136,116	137,195
Other liabilities	11,257	14,920
Total liabilities	182,950	184,965
Americas [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	35,181	32,788
The Netherlands [member]
Assets
Assets held for sale		88,664
Investments in associates		11
Other assets		1,076
Assets		89,751
Liabilities
Insurance contract liabilities		0
Liabilities held for sale / disposal groups		84,183
Other liabilities		934
Total liabilities		85,117
United Kingdom [member]
Assets
Cash and cash equivalents	200	182
Assets held for sale	432
Investments	102,795	91,463
Reinsurance contract assets	2	369
Deferred expenses	19	20
Other assets	1,818	1,973
Assets	105,265	94,007
Liabilities
Insurance contract liabilities	40,329	37,621
Liabilities held for sale / disposal groups	389
Other liabilities	1,418	1,344
Total liabilities	103,815	92,460
United Kingdom [member] | With Discretionary Participating Features [member]
Liabilities
Investment contracts	21,594	21,055
United Kingdom [member] | Without Discretionary Participating Features [member]
Liabilities
Investment contracts	40,085	32,440
Asset management [member]
Assets
Cash and cash equivalents	246	367
Investments	176	136
Investments in joint ventures	397	471
Investments in associates	279	129
Other assets	359	146
Assets	1,457	1,249
Liabilities
Other liabilities	397	424
Total liabilities	397	424
Holding and other activities [member]
Assets
Cash and cash equivalents	2,479	1,639
Investments	18	39
Investments in associates	2,622	16
Other assets	8,095	16,455
Assets	13,215	18,148
Liabilities
Other liabilities	3,660	7,213
Total liabilities	3,660	7,213
International [member]
Assets
Cash and cash equivalents	106	116
Investments	1,678	2,497
Investments in joint ventures	1,034	959
Investments in associates	5	20
Reinsurance contract assets	5,656	6,273
Insurance contract assets	3
Other assets	183	336
Assets	8,664	10,201
Liabilities
Reinsurance contract liabilities	211	208
Insurance contract liabilities	6,628	7,570
Other liabilities	219	281
Total liabilities	7,058	8,059
Eliminations [member]
Assets
Investments in associates		(11)
Reinsurance contract assets	(5,613)	(6,223)
Other assets	(7,823)	(14,774)
Assets	(13,436)	(21,008)
Liabilities
Insurance contract liabilities	(5,626)	(6,266)
Other liabilities	(228)	(2,196)
Total liabilities	€ (5,854)	€ (8,462)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.